Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Notional Amounts and Fair Values of Derivatives

						Group
	2020			2019
		Fair value			Fair value
	Notional amount	Assets	Liabilities	Notional amount	Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Derivatives held for trading:
Exchange rate contracts	15,465	395	431	14,249	136	199
Interest rate contracts	40,630	926	837	47,045	754	566
Equity and credit contracts	1,319	124	83	2,583	292	167
Total derivatives held for trading	57,414	1,445	1,351	63,877	1,182	932
Derivatives held for hedging
Designated as fair value hedges:
Exchange rate contracts	789	84	6	1,482	166	2
Interest rate contracts	93,748	1,225	1,885	94,550	1,022	1,488
Equity derivative contracts	—	—	—	—	—	—
	94,537	1,309	1,891	96,032	1,188	1,490
Designated as cash flow hedges:
Exchange rate contracts	27,020	1,978	409	28,502	2,023	462
Interest rate contracts	19,407	467	23	17,451	184	35
Equity derivative contracts	13	6	—	49	—	4
	46,440	2,451	432	46,002	2,207	501
Total derivatives held for hedging	140,977	3,760	2,323	142,034	3,395	1,991
Derivative netting(1)		(1,754)	(1,754)		(1,214)	(1,214)
Total derivatives	198,391	3,451	1,920	205,911	3,363	1,709
(1) Derivative netting excludes the effect of cash collateral, which is offset against the gross derivative position. The amount of cash collateral received that had been offset against the gross derivative assets was £330m (2019: £222m) and the amount of cash collateral paid that had been offset against the gross derivative liabilities was £651m (2019: £629m
Disclosure of Analysis of the Notional and Fair Values of Derivatives by Trading and Settlement Method
The table below analyses the notional and fair values of derivatives by trading and settlement method.

	Notional
		Traded over the counter			Asset		Liability
	Traded on recognised exchanges	Settled by central counterparties	Not settled by central counterparties	Total	Traded on recognised exchanges	Traded over the counter	Traded on recognised exchanges	Traded over the counter
2020	£m	£m	£m	£m	£m	£m	£m	£m
Exchange rate contracts	—	—	43,274	43,274	—	2,457	—	846
Interest rate contracts	—	144,343	9,442	153,785	—	864	—	991
Equity and credit contracts	—	—	1,332	1,332	—	130	—	83
	—	144,343	54,048	198,391	—	3,451	—	1,920

2019
Exchange rate contracts	—	—	44,233	44,233	—	2,325	—	663
Interest rate contracts	—	131,538	27,508	159,046	—	747	—	876
Equity and credit contracts	—	—	2,632	2,632	—	291	—	170
	—	131,538	74,373	205,911	—	3,363	—	1,709

Disclosure of Maturity Profile and Average Price/Rate of Hedging Instruments Used in Hedging Strategies
The following table sets out the maturity profile and average price/rate of the hedging instruments used in the Santander UK group’s hedging strategies:

							Group
2020	Hedging Instruments	≤1 month	>1 and ≤3 months	>3 and ≤12 months	>1 and ≤5 years	>5 years	Total
Fair value hedges:
Interest rate risk	Interest rate contracts- Nominal Amount (£m)	2,429	7,617	27,791	47,749	7,889	93,475
	Average fixed interest rate - GBP	0.69%	0.65%	0.82%	0.73%	3.61%	—
	Average fixed interest rate - EUR	1.18%	0.23%	3.02%	0.98%	2.34%	—
	Average fixed interest rate - USD	1.87%	1.72%	2.89%	2.49%	4.16%	—
Interest rate/FX risk	Exchange rate contracts - Nominal Amount (£m)	—	—	132	461	196	789
	Interest rate contracts - Nominal Amount (£m)	—	—	—	236	37	273
	Average GBP - EUR exchange rate	—	—	1.1405	1.1700	1.1669	—
	Average GBP - USD exchange rate	—	—	—	—	—	—
	Average fixed interest rate - EUR	—	—	4.64%	1.78%	3.56%	—
	Average fixed interest rate - USD	—	—	—	—	—	—
Cash flow hedges:
Interest rate risk	Interest rate contracts - Nominal Amount (£m)	—	897	2,528	7,964	1,061	12,450
	Average fixed interest rate - GBP (%)	—	0.46%	0.57%	1.45%	1.33%	—
FX risk	Exchange rate contracts- Nominal Amount (£m)	1,439	2,015	3,877	7,113	1,119	15,563
	Interest rate contracts- Nominal Amount (£m)	—	—	—	366	—	366
	Average GBP - JPY exchange rate	—	137.9769	135.6073	132.2714	—	—
	Average GBP - EUR exchange rate	—	—	—	1.1629	1.1787	—
	Average GBP - USD exchange rate	1.2931	1.3164	1.3231	1.3039	—	—
Equity risk	Equity derivative contracts - Nominal Amount (£m)	—	—	—	12	1	13
Interest rate/FX risk	Exchange rate contracts - Nominal Amount (£m)	732	—	2,583	6,550	1,592	11,457
	Interest rate contracts - Nominal Amount (£m)	732	—	882	4,062	915	6,591
	Average GBP - EUR exchange rate	—	—	1.3543	1.2525	1.1965	—
	Average GBP - USD exchange rate	1.4649	—	—	1.6085	1.3811	—
	Average fixed interest rate - GBP (%)	2.01%	—	3.18%	2.48%	3.39%	—

2019
Fair value hedges:
Interest rate risk	Interest rate contracts- Nominal Amount (£m)	4,354	5,804	27,405	43,652	13,099	94,314
	Average fixed interest rate - GBP	0.77%	0.90%	0.88%	1.33%	3.00%	—
	Average fixed interest rate - EUR	(0.41)%	0.29%	2.21%	1.36%	2.36%	—
	Average fixed interest rate - USD	—	1.54%	1.99%	2.69%	4.56%	—
Interest rate/FX risk	Exchange rate contracts - Nominal Amount (£m)	—	755	—	317	410	1,482
	Interest rate contracts - Nominal Amount (£m)	—	—	—	18	218	236
	Average GBP - EUR exchange rate	—	—	—	1.1781	1.1603	—
	Average GBP - USD exchange rate	—	1.5110	—	—	—	—
	Average fixed interest rate - EUR	—	—	—	3.52%	2.12%	—
	Average fixed interest rate - USD	—	2.38%	—	—	—	—
Cash flow hedges:
Interest rate risk	Interest rate contracts - Nominal Amount (£m)	—	339	1,066	4,671	500	6,576
	Average fixed interest rate - GBP (%)	—	0.76%	0.82%	1.46%	0.40%	—
FX risk	Exchange rate contracts- Nominal Amount (£m)	1,187	2,119	3,758	5,217	—	12,281
	Interest rate contracts- Nominal Amount (£m)	—	—	—	755	—	755
	Average GBP - JPY exchange rate	—	145.9275	143.0857	140.8152	—	—
	Average GBP - EUR exchange rate	—	1.1444	1.1167	1.1526	—	—
	Average GBP - USD exchange rate	1.2856	1.2624	1.2925	1.2991	—	—
Equity risk	Equity derivative contracts - Nominal Amount (£m)	—	—	7	41	1	49
Interest rate/FX risk	Exchange rate contracts - Nominal Amount (£m)	812	—	3,367	8,009	4,033	16,221
	Interest rate contracts - Nominal Amount (£m)	—	—	3,121	4,829	2,170	10,120
	Average GBP - EUR exchange rate	1.2742	—	1.1689	1.3114	1.2090	—
	Average GBP - USD exchange rate	—	—	1.5357	1.5811	1.4499	—
	Average fixed interest rate - GBP (%)	2.49%	—	2.16%	2.87%	2.96%	—

Net Gains or Losses Arising From Hedges Included in Operating Income
Net gains or losses arising from fair value and cash flow hedges included in other operating income

			Group
	2020	2019	2018
	£m	£m	£m
Fair value hedging:
(Losses)/gains on hedging instruments	(299)	(360)	4
Gains/(losses) on hedged items attributable to hedged risks	364	414	75
Fair value hedging ineffectiveness	65	54	79
Cash flow hedging ineffectiveness	(46)	(46)	(45)
	19	8	34

Disclosure Of Information About Hedging Ineffectiveness by Risk Category Explanatory
Hedge ineffectiveness can be analysed by risk category as follows:

						Group
			2020			2019
	Change in FV of hedging instruments	Change in FV of hedged items	Recognised in income statement	Change in FV of hedging instruments	Change in FV of hedged items	Recognised in income statement
	£m	£m	£m	£m	£m	£m
Fair value hedges:
Interest rate risk	(358)	384	26	(264)	284	20
Interest rate/FX risk	59	(20)	39	(96)	130	34
	(299)	364	65	(360)	414	54

									Group
					2020				2019
		Hedging Instruments				Hedging Instruments
	Income statement line item affected by reclassification	Change in FV	Recognised in OCI	Recognised in income statement	Reclassified from reserves to income	Change in FV	Recognised in OCI	Recognised in income statement	Reclassified from reserves to income
		£m	£m	£m	£m	£m	£m	£m	£m
Cash flow hedges:
Interest rate risk	Net interest income	185	(179)	6	33	34	(33)	1	13
FX risk	Net interest income/other operating income	(42)	38	(4)	2	(333)	329	(4)	(316)
Equity risk	Operating expenses	2	(2)	—	(5)	(7)	7	—	(9)
Interest rate/FX risk	Net interest income/other operating income	782	(830)	(48)	773	(604)	561	(43)	(709)
		927	(973)	(46)	803	(910)	864	(46)	(1,021)

Disclosure Of Reconciliation by Risk Category of Components of Equity and Analysis of Other Comprehensive Income Items Resulting from Hedge Accounting Explanatory
The following table provides a reconciliation by risk category of components of equity and analysis of OCI items (before tax) resulting from hedge accounting.

		Group
	2020	2019
	£m	£m
Balance at 1 January	479	322
Effective portion of changes in fair value:
– Interest rate risk	179	33
– Foreign currency risk	(38)	(329)
– Equity risk	2	(7)
– Interest rate/foreign currency risk	830	(561)
	973	(864)
Income statement transfers:
– Interest rate risk	(33)	(13)
– Foreign currency risk	(2)	316
– Equity risk	5	9
– Interest rate/foreign currency risk	(773)	709
	(803)	1,021
Balances at 31 December	649	479